Average Annual Total Returns - Retail - Vanguard Municipal Money Market Fund	Investor Shares 1 Year	Investor Shares 5 Years	Investor Shares 10 Years	Tax-Exempt Money Market Funds Average 1 Year	Tax-Exempt Money Market Funds Average 5 Years	Tax-Exempt Money Market Funds Average 10 Years
Total	0.50%	0.86%	0.44%	0.34%	0.58%	0.29%